SHARE CAPITAL - Fair value measurement assumptions (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) Y $ / shares	Dec. 31, 2019 USD ($) Y $ / shares	Dec. 31, 2018 USD ($) Y $ / shares
SHARE CAPITAL
Compensation expense | $	$ 4,905,812	$ 3,189,808	$ 3,292,877
Weighted average fair value | $	$ 1.99	$ 3.60	$ 16.40
Weighted average exercise price | $ / shares	$ 2.48	$ 4.30	$ 30.30
Weighted average share price at grant | $ / shares	$ 2.48	$ 4.30	$ 30.30
Dividend yield	0.00%	0.00%	0.00%
Volatility (as a percent)	124.00%	141.00%	72.00%
Risk-free interest rate (as a percent)	0.94%	1.51%	2.24%
Expected life (in years) | Y	4	4	4
Forfeiture rate (as a percent)	7.00%	7.00%	7.00%